Long-Term Investments - Schedule of Movements in Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Beginning balance	$ 8,150	$ 8,764	$ 82,950
Capital contribution in affiliates		571
Translation difference	379	(555)	2,367
Dividends	(737)	(934)
Share in net income	475	304	1,184
Ending balance	7,853	8,150	8,764
Nerungribank [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates			1,924
Disposal of affiliates			(4,913)
TPP Rousse [Member]
Schedule of Equity Method Investments [Line Items]
Effect of consolidation			(74,748)
BWS Bewehrungsstahl GmbH (Steel segment) [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates	408
RIKT [Member]
Schedule of Equity Method Investments [Line Items]
Disposal of affiliates	$ (822)